Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended		37 Months Ended	48 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Without Sales Load [Member] | C000226851
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.03%)				(3.44%)	(4.93%)
Without Sales Load [Member] | C000226852
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.00%)				(4.39%)	(5.83%)
Without Sales Load [Member] | C000226849
Average Annual Return [Line Items]
Average Annual Return, Percent		5.88%				3.48%	3.61%
Without Sales Load [Member] | C000226850
Average Annual Return [Line Items]
Average Annual Return, Percent		4.68%				2.43%	2.57%
Without Sales Load [Member] | C000008397
Average Annual Return [Line Items]
Average Annual Return, Percent		3.03%				16.69%	6.05%
Without Sales Load [Member] | C000008398
Average Annual Return [Line Items]
Average Annual Return, Percent		2.01%				15.51%	4.98%
Without Sales Load [Member] | C000008368
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.99%)				(12.73%)	(12.90%)
Without Sales Load [Member] | C000008369
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.73%)				(13.53%)	(13.73%)
Without Sales Load [Member] | C000008429
Average Annual Return [Line Items]
Average Annual Return, Percent		(25.12%)				0.49%	1.05%
Without Sales Load [Member] | C000008430
Average Annual Return [Line Items]
Average Annual Return, Percent		(25.87%)				(0.51%)	0.05%
Without Sales Load [Member] | C000229022
Average Annual Return [Line Items]
Average Annual Return, Percent		67.59%			22.47%
Without Sales Load [Member] | C000008334
Average Annual Return [Line Items]
Average Annual Return, Percent		13.43%				13.61%	11.46%
Without Sales Load [Member] | C000008335
Average Annual Return [Line Items]
Average Annual Return, Percent		12.28%				12.50%	10.36%
Without Sales Load [Member] | C000008415
Average Annual Return [Line Items]
Average Annual Return, Percent		33.83%				15.50%	14.88%
Without Sales Load [Member] | C000008416
Average Annual Return [Line Items]
Average Annual Return, Percent		32.48%				14.36%	13.74%
Without Sales Load [Member] | C000008431
Average Annual Return [Line Items]
Average Annual Return, Percent		21.52%				8.00%	11.09%
Without Sales Load [Member] | C000008432
Average Annual Return [Line Items]
Average Annual Return, Percent		20.32%				6.94%	9.99%
Without Sales Load [Member] | C000008433
Average Annual Return [Line Items]
Average Annual Return, Percent		1.72%				6.22%	6.91%
Without Sales Load [Member] | C000008434
Average Annual Return [Line Items]
Average Annual Return, Percent		0.70%				5.16%	5.85%
Without Sales Load [Member] | C000251052
Average Annual Return [Line Items]
Average Annual Return, Percent	43.82%
Without Sales Load [Member] | C000008435
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.33%)				29.67%	2.11%
Without Sales Load [Member] | C000008436
Average Annual Return [Line Items]
Average Annual Return, Percent		(12.24%)				28.35%	1.09%
Without Sales Load [Member] | C000008338
Average Annual Return [Line Items]
Average Annual Return, Percent		7.23%				11.19%	5.23%
Without Sales Load [Member] | C000008339
Average Annual Return [Line Items]
Average Annual Return, Percent		6.21%				10.09%	4.18%
Without Sales Load [Member] | C000008427
Average Annual Return [Line Items]
Average Annual Return, Percent		4.42%				(1.94%)	(1.79%)
Without Sales Load [Member] | C000008428
Average Annual Return [Line Items]
Average Annual Return, Percent		3.35%				(2.90%)	(2.73%)
Without Sales Load [Member] | C000008437
Average Annual Return [Line Items]
Average Annual Return, Percent		26.02%				21.22%	12.57%
Without Sales Load [Member] | C000008438
Average Annual Return [Line Items]
Average Annual Return, Percent		24.79%				20.00%	11.45%
Without Sales Load [Member] | C000008439
Average Annual Return [Line Items]
Average Annual Return, Percent		(21.05%)				3.47%	6.20%
Without Sales Load [Member] | C000008440
Average Annual Return [Line Items]
Average Annual Return, Percent		(21.82%)				2.45%	5.16%
Without Sales Load [Member] | C000008441
Average Annual Return [Line Items]
Average Annual Return, Percent		24.37%				17.52%	14.13%
Without Sales Load [Member] | C000008442
Average Annual Return [Line Items]
Average Annual Return, Percent		23.07%				16.32%	12.99%
Without Sales Load [Member] | C000008399
Average Annual Return [Line Items]
Average Annual Return, Percent		51.92%				6.45%	16.49%
Without Sales Load [Member] | C000008400
Average Annual Return [Line Items]
Average Annual Return, Percent		50.39%				5.39%	15.32%
Without Sales Load [Member] | C000008360
Average Annual Return [Line Items]
Average Annual Return, Percent		23.23%				14.40%	13.77%
Without Sales Load [Member] | C000008361
Average Annual Return [Line Items]
Average Annual Return, Percent		22.00%				13.26%	12.64%
Without Sales Load [Member] | C000008358
Average Annual Return [Line Items]
Average Annual Return, Percent		3.76%				12.30%	8.47%
Without Sales Load [Member] | C000008359
Average Annual Return [Line Items]
Average Annual Return, Percent		2.74%				11.18%	7.38%
Without Sales Load [Member] | C000008419
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.65%)				11.27%	8.49%
Without Sales Load [Member] | C000008420
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.56%)				10.17%	7.41%
Without Sales Load [Member] | C000008364
Average Annual Return [Line Items]
Average Annual Return, Percent		0.29%				8.42%	7.21%
Without Sales Load [Member] | C000008365
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.70%)				7.33%	6.14%
Without Sales Load [Member] | C000008352
Average Annual Return [Line Items]
Average Annual Return, Percent		1.09%				10.48%	7.25%
Without Sales Load [Member] | C000008353
Average Annual Return [Line Items]
Average Annual Return, Percent		0.08%				9.38%	6.18%
Without Sales Load [Member] | C000008362
Average Annual Return [Line Items]
Average Annual Return, Percent		1.98%				12.96%	7.39%
Without Sales Load [Member] | C000008363
Average Annual Return [Line Items]
Average Annual Return, Percent		0.99%				11.84%	6.32%
Without Sales Load [Member] | C000008356
Average Annual Return [Line Items]
Average Annual Return, Percent		17.83%				14.40%	16.08%
Without Sales Load [Member] | C000008357
Average Annual Return [Line Items]
Average Annual Return, Percent		16.61%				13.24%	14.91%
Without Sales Load [Member] | C000012315
Average Annual Return [Line Items]
Average Annual Return, Percent		(48.48%)				12.02%	(19.10%)
Without Sales Load [Member] | C000012316
Average Annual Return [Line Items]
Average Annual Return, Percent		(49.03%)				10.91%	(19.92%)
Without Sales Load [Member] | C000008401
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.30%)				0.77%	(0.02%)
Without Sales Load [Member] | C000008402
Average Annual Return [Line Items]
Average Annual Return, Percent		(12.13%)				(0.22%)	(1.01%)
Without Sales Load [Member] | C000008403
Average Annual Return [Line Items]
Average Annual Return, Percent		50.63%				(0.48%)	14.98%
Without Sales Load [Member] | C000008404
Average Annual Return [Line Items]
Average Annual Return, Percent		49.19%				(1.46%)	13.82%
Without Sales Load [Member] | C000008405
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.28%)				3.72%	3.95%
Without Sales Load [Member] | C000008406
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.24%)				2.70%	2.93%
Without Sales Load [Member] | C000008421
Average Annual Return [Line Items]
Average Annual Return, Percent		4.66%				6.83%	0.63%
Without Sales Load [Member] | C000008422
Average Annual Return [Line Items]
Average Annual Return, Percent		3.65%				5.77%	(0.36%)
Without Sales Load [Member] | C000008423
Average Annual Return [Line Items]
Average Annual Return, Percent		12.01%				16.81%	0.27%
Without Sales Load [Member] | C000008424
Average Annual Return [Line Items]
Average Annual Return, Percent		10.94%				15.67%	(0.73%)
Without Sales Load [Member] | C000008425
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.24%)				3.04%	1.20%
Without Sales Load [Member] | C000008426
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.16%)				2.02%	0.20%
Without Sales Load [Member] | C000008407
Average Annual Return [Line Items]
Average Annual Return, Percent		40.86%				51.16%	41.57%
Without Sales Load [Member] | C000008408
Average Annual Return [Line Items]
Average Annual Return, Percent		39.47%				49.66%	40.15%
Without Sales Load [Member] | C000236592
Average Annual Return [Line Items]
Average Annual Return, Percent		(53.14%)		(54.43%)
Without Sales Load [Member] | C000008386
Average Annual Return [Line Items]
Average Annual Return, Percent		4.74%				(23.14%)	(12.18%)
Without Sales Load [Member] | C000008387
Average Annual Return [Line Items]
Average Annual Return, Percent		4.70%				(23.75%)	(12.97%)
Without Sales Load [Member] | C000008374
Average Annual Return [Line Items]
Average Annual Return, Percent		(15.25%)				(15.87%)	(18.30%)
Without Sales Load [Member] | C000008375
Average Annual Return [Line Items]
Average Annual Return, Percent		(15.99%)				(16.70%)	(19.09%)
Without Sales Load [Member] | C000012306
Average Annual Return [Line Items]
Average Annual Return, Percent		(31.45%)				(11.42%)	(22.70%)
Without Sales Load [Member] | C000012307
Average Annual Return [Line Items]
Average Annual Return, Percent		(32.06%)				(12.28%)	(23.47%)
Without Sales Load [Member] | C000008370
Average Annual Return [Line Items]
Average Annual Return, Percent		0.02%				(5.52%)	(7.91%)
Without Sales Load [Member] | C000008371
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.79%)				(6.64%)	(8.90%)
Without Sales Load [Member] | C000008372
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%				(10.98%)	(10.67%)
Without Sales Load [Member] | C000008373
Average Annual Return [Line Items]
Average Annual Return, Percent		1.88%				(11.76%)	(11.52%)
Without Sales Load [Member] | C000008336
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.92%)				7.63%	6.60%
Without Sales Load [Member] | C000008337
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.86%)				6.57%	5.54%
Without Sales Load [Member] | C000008354
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.10%)				7.18%	4.99%
Without Sales Load [Member] | C000008355
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.09%)				6.11%	3.95%
Without Sales Load [Member] | C000008366
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.40%)				10.11%	5.67%
Without Sales Load [Member] | C000008367
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.35%)				9.00%	4.62%
Without Sales Load [Member] | C000008409
Average Annual Return [Line Items]
Average Annual Return, Percent		23.11%				21.84%	26.20%
Without Sales Load [Member] | C000008410
Average Annual Return [Line Items]
Average Annual Return, Percent		21.88%				20.62%	24.94%
Without Sales Load [Member] | C000008376
Average Annual Return [Line Items]
Average Annual Return, Percent		(24.82%)				(26.81%)	(26.92%)
Without Sales Load [Member] | C000008377
Average Annual Return [Line Items]
Average Annual Return, Percent		(25.62%)				(27.44%)	(27.59%)
Without Sales Load [Member] | C000008340
Average Annual Return [Line Items]
Average Annual Return, Percent		21.08%				23.52%	19.28%
Without Sales Load [Member] | C000008341
Average Annual Return [Line Items]
Average Annual Return, Percent		19.76%				22.27%	18.08%
Without Sales Load [Member] | C000057897
Average Annual Return [Line Items]
Average Annual Return, Percent		32.90%				(31.13%)	(13.65%)
Without Sales Load [Member] | C000057898
Average Annual Return [Line Items]
Average Annual Return, Percent		31.70%				(31.81%)	(14.51%)
Without Sales Load [Member] | C000008346
Average Annual Return [Line Items]
Average Annual Return, Percent		9.05%				18.31%	16.00%
Without Sales Load [Member] | C000008347
Average Annual Return [Line Items]
Average Annual Return, Percent		7.96%				17.14%	14.85%
Without Sales Load [Member] | C000024060
Average Annual Return [Line Items]
Average Annual Return, Percent		35.71%				1.56%	5.38%
Without Sales Load [Member] | C000024061
Average Annual Return [Line Items]
Average Annual Return, Percent		34.46%				0.57%	4.33%
Without Sales Load [Member] | C000024071
Average Annual Return [Line Items]
Average Annual Return, Percent		12.09%				10.80%	2.89%
Without Sales Load [Member] | C000024072
Average Annual Return [Line Items]
Average Annual Return, Percent		11.10%				9.73%	1.88%
Without Sales Load [Member] | C000008350
Average Annual Return [Line Items]
Average Annual Return, Percent		5.76%				26.15%	10.91%
Without Sales Load [Member] | C000008351
Average Annual Return [Line Items]
Average Annual Return, Percent		4.72%				24.92%	9.84%
Without Sales Load [Member] | C000034818
Average Annual Return [Line Items]
Average Annual Return, Percent		10.05%				13.03%	(3.42%)
Without Sales Load [Member] | C000034819
Average Annual Return [Line Items]
Average Annual Return, Percent		8.44%				11.86%	(4.41%)
Without Sales Load [Member] | C000008342
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.28%)				15.89%	9.39%
Without Sales Load [Member] | C000008343
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.25%)				14.75%	8.31%
Without Sales Load [Member] | C000008348
Average Annual Return [Line Items]
Average Annual Return, Percent		27.83%				22.97%	27.64%
Without Sales Load [Member] | C000008349
Average Annual Return [Line Items]
Average Annual Return, Percent		26.57%				21.74%	26.37%
Without Sales Load [Member] | C000057903
Average Annual Return [Line Items]
Average Annual Return, Percent		(59.24%)				(31.73%)	(31.20%)
Without Sales Load [Member] | C000057904
Average Annual Return [Line Items]
Average Annual Return, Percent		(59.57%)				(32.30%)	(31.83%)
Without Sales Load [Member] | C000008382
Average Annual Return [Line Items]
Average Annual Return, Percent		(16.29%)				(21.86%)	(24.59%)
Without Sales Load [Member] | C000008383
Average Annual Return [Line Items]
Average Annual Return, Percent		(17.22%)				(22.60%)	(25.33%)
Without Sales Load [Member] | C000024074
Average Annual Return [Line Items]
Average Annual Return, Percent		(38.16%)				(22.38%)	(25.10%)
Without Sales Load [Member] | C000024075
Average Annual Return [Line Items]
Average Annual Return, Percent		(38.93%)				(23.21%)	(25.86%)
Without Sales Load [Member] | C000024083
Average Annual Return [Line Items]
Average Annual Return, Percent		(18.80%)				(19.49%)	(16.39%)
Without Sales Load [Member] | C000024084
Average Annual Return [Line Items]
Average Annual Return, Percent		(19.61%)				(20.31%)	(17.22%)
Without Sales Load [Member] | C000024080
Average Annual Return [Line Items]
Average Annual Return, Percent		(19.74%)				(29.43%)	(24.23%)
Without Sales Load [Member] | C000024081
Average Annual Return [Line Items]
Average Annual Return, Percent		(16.69%)				(29.53%)	(24.66%)
Without Sales Load [Member] | C000034786
Average Annual Return [Line Items]
Average Annual Return, Percent		(21.93%)				(30.35%)	(27.49%)
Without Sales Load [Member] | C000034787
Average Annual Return [Line Items]
Average Annual Return, Percent		(22.31%)				(30.94%)	(28.18%)
Without Sales Load [Member] | C000008378
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.98%)				(25.29%)	(23.94%)
Without Sales Load [Member] | C000008379
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.43%)				(25.97%)	(24.66%)
Without Sales Load [Member] | C000008384
Average Annual Return [Line Items]
Average Annual Return, Percent		(35.59%)				(34.46%)	(36.93%)
Without Sales Load [Member] | C000008385
Average Annual Return [Line Items]
Average Annual Return, Percent		(36.37%)				(35.16%)	(37.55%)
Without Sales Load [Member] | C000008380
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.97%)				(24.93%)	(24.17%)
Without Sales Load [Member] | C000008381
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.80%)				(25.71%)	(24.94%)
Without Sales Load [Member] | C000008344
Average Annual Return [Line Items]
Average Annual Return, Percent		(13.36%)				8.47%	4.31%
Without Sales Load [Member] | C000008345
Average Annual Return [Line Items]
Average Annual Return, Percent		(14.18%)				7.41%	3.26%
Without Sales Load [Member] | C000008417
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.05%)				(16.62%)	(3.89%)
Without Sales Load [Member] | C000008418
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.90%)				(17.43%)	(4.84%)
Without Sales Load [Member] | C000008413
Average Annual Return [Line Items]
Average Annual Return, Percent		26.85%				10.88%	10.85%
Without Sales Load [Member] | C000008414
Average Annual Return [Line Items]
Average Annual Return, Percent		25.55%				9.79%	9.77%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%				(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%				(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%				(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%				(1.07%)	1.66%
S&P Banks Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Banks Select Industry Index
Average Annual Return, Percent		7.31%				16.21%	7.40%
S&P Banks Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Banks Select Industry Index
Average Annual Return, Percent		7.31%				16.21%	7.40%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%				15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%				15.88%	13.66%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Biotechnology Select Industry Index
Average Annual Return, Percent		(13.32%)				(4.52%)	0.26%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Biotechnology Select Industry Index
Average Annual Return, Percent		(13.32%)				(4.52%)	0.26%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Bitcoin Index
Average Annual Return, Percent		78.85%			30.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%				15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%				15.88%	13.66%
S&P Communication Services Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Communication Services Select Sector Index
Average Annual Return, Percent		26.66%				14.24%	13.77%
S&P Communication Services Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Communication Services Select Sector Index
Average Annual Return, Percent		26.66%				14.24%	13.77%
S&P Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent		19.24%				11.08%	12.06%
S&P Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent		19.24%				11.08%	12.06%
S&P Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Consumer Staples Select Sector Index
Average Annual Return, Percent		5.16%				7.84%	7.68%
S&P Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Consumer Staples Select Sector Index
Average Annual Return, Percent		5.16%				7.84%	7.68%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Ethereum Index
Average Annual Return, Percent	50.02%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Energy Select Sector Index
Average Annual Return, Percent		(3.29%)				24.39%	6.63%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Energy Select Sector Index
Average Annual Return, Percent		(3.29%)				24.39%	6.63%
ProFunds Europe 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent		6.47%				9.58%	3.44%
ProFunds Europe 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent		6.47%				9.58%	3.44%
ICE U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Average Annual Return, Percent		(3.97%)				1.38%	0.27%
ICE U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Average Annual Return, Percent		(3.97%)				1.38%	0.27%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Financial Select Sector Index
Average Annual Return, Percent		21.54%				19.09%	12.11%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Financial Select Sector Index
Average Annual Return, Percent		21.54%				19.09%	12.11%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Health Care Select Sector Index
Average Annual Return, Percent		(11.32%)				6.09%	7.38%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Health Care Select Sector Index
Average Annual Return, Percent		(11.32%)				6.09%	7.38%
S&P Industrials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Industrials Select Sector Index
Average Annual Return, Percent		20.67%				18.13%	13.02%
S&P Industrials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Industrials Select Sector Index
Average Annual Return, Percent		20.67%				18.13%	13.02%
Dow Jones Internet Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Internet Composite Index
Average Annual Return, Percent		38.30%				8.82%	14.84%
Dow Jones Internet Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Internet Composite Index
Average Annual Return, Percent		38.30%				8.82%	14.84%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		25.65%				16.50%	15.93%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		25.65%				16.50%	15.93%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		5.59%				14.40%	10.47%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		5.59%				14.40%	10.47%
S&P Materials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Materials Select Sector Index
Average Annual Return, Percent		(2.80%)				9.98%	8.95%
S&P Materials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Materials Select Sector Index
Average Annual Return, Percent		(2.80%)				9.98%	8.95%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		2.23%				10.46%	9.20%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		2.23%				10.46%	9.20%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		3.27%				12.79%	9.41%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		3.27%				12.79%	9.41%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		4.32%				15.11%	9.30%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		4.32%				15.11%	9.30%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.83%				17.24%	18.74%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.83%				17.24%	18.74%
S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return, Percent		(30.72%)				15.96%	(9.77%)
S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return, Percent		(30.72%)				15.96%	(9.77%)
S&P Pharmaceuticals Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent		(3.71%)				0.45%	(3.00%)
S&P Pharmaceuticals Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent		(3.71%)				0.45%	(3.00%)
Dow Jones Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Precious Metals℠ Index
Average Annual Return, Percent		39.61%				5.18%	15.94%
Dow Jones Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Precious Metals℠ Index
Average Annual Return, Percent		39.61%				5.18%	15.94%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Real Estate Select Sector Index
Average Annual Return, Percent		4.05%				6.33%	7.01%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Real Estate Select Sector Index
Average Annual Return, Percent		4.05%				6.33%	7.01%
S&P U.S. Treasury Bond Current 10-Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P U.S. Treasury Bond Current 10-Year Total Return Index
Average Annual Return, Percent		1.71%				(3.70%)	0.47%
S&P U.S. Treasury Bond Current 10-Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P U.S. Treasury Bond Current 10-Year Total Return Index
Average Annual Return, Percent		1.71%				(3.70%)	0.47%
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent		(4.72%)				(11.60%)	(1.31%)
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent		(4.72%)				(11.60%)	(1.31%)
ICE U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Average Annual Return, Percent		(3.97%)				1.38%	0.27%
ICE U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Average Annual Return, Percent		(3.97%)				1.38%	0.27%
Dow Jones U.S. Semiconductors Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Semiconductors℠ Index
Average Annual Return, Percent		36.83%				39.88%	32.52%
Dow Jones U.S. Semiconductors Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Semiconductors℠ Index
Average Annual Return, Percent		36.83%				39.88%	32.52%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Bitcoin Index
Average Annual Return, Percent		78.85%		73.82%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Energy Select Sector Index
Average Annual Return, Percent		(3.29%)				24.39%	6.63%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Energy Select Sector Index
Average Annual Return, Percent		(3.29%)				24.39%	6.63%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.83%				17.24%	18.74%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.83%				17.24%	18.74%
Dow Jones Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Precious Metals℠ Index
Average Annual Return, Percent		39.61%				5.18%	15.94%
Dow Jones Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Precious Metals℠ Index
Average Annual Return, Percent		39.61%				5.18%	15.94%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Real Estate Select Sector Index
Average Annual Return, Percent		4.05%				6.33%	7.01%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Real Estate Select Sector Index
Average Annual Return, Percent		4.05%				6.33%	7.01%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(0.55%)				9.81%	7.43%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(0.55%)				9.81%	7.43%
S&P Small Cap 600 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		(4.14%)				9.58%	8.56%
S&P Small Cap 600 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		(4.14%)				9.58%	8.56%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(0.55%)				9.81%	7.43%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(0.55%)				9.81%	7.43%
S&P Small Cap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		(5.45%)				12.28%	7.68%
S&P Small Cap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		(5.45%)				12.28%	7.68%
S&P Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Technology Select Sector Index
Average Annual Return, Percent		20.91%				20.00%	21.57%
S&P Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Technology Select Sector Index
Average Annual Return, Percent		20.91%				20.00%	21.57%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%				15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%				15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%				15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.33%				15.88%	13.66%
S&P China Select ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P China Select ADR Index (USD)
Average Annual Return, Percent		29.03%				(7.18%)	0.69%
S&P China Select ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P China Select ADR Index (USD)
Average Annual Return, Percent		29.03%				(7.18%)	0.69%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average℠
Average Annual Return, Percent		9.95%				13.00%	12.02%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average℠
Average Annual Return, Percent		9.95%				13.00%	12.02%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent		24.32%				6.64%	7.87%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent		24.32%				6.64%	7.87%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent		12.77%				10.34%	6.14%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent		12.77%				10.34%	6.14%
Nikkei 225 Stock Average-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nikkei 225 Stock Average-USD
Average Annual Return, Percent		7.00%				7.90%	7.15%
Nikkei 225 Stock Average-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nikkei 225 Stock Average-USD
Average Annual Return, Percent		7.00%				7.90%	7.15%
S&P Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Latin America 35 ADR Index
Average Annual Return, Percent		12.16%				12.70%	5.06%
S&P Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Latin America 35 ADR Index
Average Annual Return, Percent		12.16%				12.70%	5.06%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		3.27%				12.79%	9.41%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		3.27%				12.79%	9.41%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.83%				17.24%	18.74%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.83%				17.24%	18.74%
S&P China Select ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P China Select ADR Index (USD)
Average Annual Return, Percent		29.03%				(7.18%)	0.69%
S&P China Select ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P China Select ADR Index (USD)
Average Annual Return, Percent		29.03%				(7.18%)	0.69%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average℠
Average Annual Return, Percent		9.95%				13.00%	12.02%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Industrial Average℠
Average Annual Return, Percent		9.95%				13.00%	12.02%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent		24.32%				6.64%	7.87%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent		24.32%				6.64%	7.87%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent		12.77%				10.34%	6.14%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent		12.77%				10.34%	6.14%
Nikkei 225 Stock Average-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nikkei 225 Stock Average-USD
Average Annual Return, Percent		7.00%				7.90%	7.15%
Nikkei 225 Stock Average-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nikkei 225 Stock Average-USD
Average Annual Return, Percent		7.00%				7.90%	7.15%
S&P Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Latin America 35 ADR Index
Average Annual Return, Percent		12.16%				12.70%	5.06%
S&P Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Latin America 35 ADR Index
Average Annual Return, Percent		12.16%				12.70%	5.06%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		3.27%				12.79%	9.41%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		3.27%				12.79%	9.41%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.83%				17.24%	18.74%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.83%				17.24%	18.74%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(0.55%)				9.81%	7.43%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(0.55%)				9.81%	7.43%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(0.55%)				9.81%	7.43%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(0.55%)				9.81%	7.43%
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent		(4.72%)				(11.60%)	(1.31%)
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent		(4.72%)				(11.60%)	(1.31%)
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Utilities Select Sector Index
Average Annual Return, Percent		21.26%				10.54%	10.54%
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Utilities Select Sector Index
Average Annual Return, Percent		21.26%				10.54%	10.54%
Markit iBoxx $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Markit iBoxx $ Liquid High Yield Index
Markit iBoxx $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Markit iBoxx $ Liquid High Yield Index
Markit iBoxx $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Markit iBoxx $ Liquid High Yield Index
Markit iBoxx $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Markit iBoxx $ Liquid High Yield Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			STOXX Europe 50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			STOXX Europe 50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index